Intangible assets and goodwill	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	Intangible assets

	2025
Changes in costs	Opening balance	Additions	Business combinations	CTA(*)	Closing Balance

Placement agents (a)	53,400	2,415	—	2,154	57,969
Contractual rights (b)	281,119	37,737	—	20,691	339,547
Non-contractual customer relationships (c)	110,782	—	—	10,939	121,721
Software	8,453	4,378	—	506	13,337
Brands (c)	17,998	—	—	1,398	19,396
Goodwill (d)	355,958	—	61,225	22,943	440,126
Non-compete – GPMS & Nexus	5,480	—	—	483	5,963
Other	—	85	—	3	88
Total - Cost of intangible assets	833,190	44,615	61,225	59,117	998,147

	2025
Changes in accumulated amortization	Opening balance	Additions	Business combinations	CTA(*)	Closing Balance

(-) Placement agents (a)	(33,419)	(2,696)	—	(366)	(36,481)
(-) Contractual rights (b)	(48,516)	(15,716)	—	2,260	(61,972)
(-) Non-contractual customer relationships (c)	(35,957)	(13,886)	—	(2,692)	(52,535)
(-) Software	(3,412)	(1,914)	—	(377)	(5,703)
(-) Brands (c)	(9,815)	(3,693)	—	(640)	(14,148)
(-) Non-compete – GPMS & Nexus	(1,205)	(1,801)	—	(150)	(3,156)
(-) Other	—	(1)	—	—	(1)
Total - Accumulated amortization	(132,324)	(39,707)	—	(1,965)	(173,996)
Intangible assets, net	700,866	4,908	61,225	57,152	824,151

	2024
Changes in costs	Opening balance	Additions	Transfer	Business combinations	CTA(*)	Closing Balance

Placement agents (a)	46,041	10,897	—	—	(3,538)	53,400
Contractual rights (b)	88,092	—	2,139	216,733	(25,845)	281,119
Non-contractual customer relationships (c)	120,795	—	(2,139)	—	(7,874)	110,782
Software	4,564	4,679	—	—	(790)	8,453
Brands (c)	19,824	—	—	—	(1,826)	17,998
Goodwill (d)	311,174	—	—	68,446	(23,662)	355,958
Non-compete – GPMS & Nexus	—	—	—	5,569	(89)	5,480
Total - Cost of intangible assets	590,490	15,576	—	290,748	(63,624)	833,190

	2024
Changes in accumulated amortization	Opening balance	Additions	Transfer	Business combinations	CTA(*)	Closing Balance

(-) Placement agents (a)	(31,244)	(2,782)	—	—	607	(33,419)
(-) Contractual rights (b)	(39,694)	(12,648)	4,359	—	(533)	(48,516)
(-) Non-contractual customer relationships (c)	(23,238)	(9,091)	(4,359)	—	731	(35,957)
(-) Software	(2,374)	(1,520)	—	—	482	(3,412)
(-) Brands (c)	(6,928)	(3,452)	—	—	565	(9,815)
(-) Non-compete – GPMS & Nexus	—	(1,234)	—	—	29	(1,205)
Total - Accumulated amortization	(103,478)	(30,727)	—	—	1,881	(132,324)
Intangible assets, net	487,012	(15,151)	—	290,748	(61,743)	700,866

(*)    CTA – Cumulative translation adjustment

On December 31, 2025, and 2024, there was no indication that the Group's intangible assets were impaired.

(a)Placement agents refer to amounts capitalized for investment placement agent agreements entered into during the fundraising stage. These assets are amortized based on the estimated duration of the respective investment funds. In case of an early liquidation of an investment fund, the amortization period is also amended accordingly.
    The remaining balance on December 31, 2025, is expected to be amortized as depicted below:

	2026	2027	2028	2029	2030	2031	2032	2033	2034	2035 - 2055	Total

Placement agent fees	2,404	2,231	2,215	2,209	2,209	2,195	1,964	1,070	927	4,064	21,488

(b)Contractual rights relate to the management of investment funds that were recognized from:
i.the asset acquisition transactions of Vectis, Genial and AgroFibra completed on July 1, 2025, July 15, 2025, and December 15, 2025, respectively.
ii.business combinations with GPMS, CSHG and Nexus completed during the year ended December 31, 2024 - refer to note 30;
iii.the asset acquisition transaction of Blue Macaw, Bari and Move and the business combination with Patria Asset Management (“PAM”) completed during the year ended December 31, 2023; and
iv.the acquisition of controlling interest in P2 Brasil Private Infrastructure General Partner II Ltd. and P2 Brasil Holding Ltd. (collectively the “P2 Group”) on December 25, 2015, from Promon International Inc. On December 31, 2025, the P2 Group contractual rights were fully amortized.
    The amortization periods for contractual rights are depicted in the table below:

	Amortization period - in years
Intangible asset	P2 Group	Blue Macaw	Bari	Move	PAM	GPMS	CSHG	Nexus	Genial	Vectis	AgroFibra

Contractual rights	8-12	3-20	19	17	22	6-26	31-33	17	23	21-23	23
(c)Non-contractual customer relationships refer to client relationships of Moneda, VBI, Igah and Kamaroopin. VBI customer relationships have a longer expected amortization period based on the nature of the capital structure of the underlying investment funds consisting of permanent capital. Brands refer to Moneda, VBI and Kamaroopin brands acquired through business combination. The table below summarizes the amortization period:

	Amortization period - in years
Intangible asset	Moneda	VBI	Igah	Kamaroopin

Non-contractual customer relationships	9	29	3	5
Brands	5	8	—	8
(d)The goodwill recognition through business combinations and subsequent changes to goodwill the years ended December 31, 2025, and 2024, were as follows:

Acquisition	Adjustments to goodwill in 2025	Deferred tax liability recognized (1)	Total change in goodwill December 31, 2025	Total change in goodwill December 31, 2024

Moneda	—	18,957	18,957	—
VBI	994	2,516	3,510	—
Igah	—	—	—	—
Kamaroopin	—	1,266	1,266	—
Patria Asset Management	—	10,819	10,819	—
GPMS	1,078	20,793	21,871	30,544
Tria	1,972	—	1,972	6,604
CSHG	—	—	—	20,745
Nexus	(1,049)	3,879	2,830	10,553
Total	2,995	58,230	61,225	68,446

1.During 2025, a deferred tax liability ("DTL") was recognized with a corresponding increase in goodwill for the fair value adjustments made on the date of acquisition to intangible assets acquired through business combinations - refer to note 19. These business combinations took place prior to 2025 and the recognition of the deferred tax liability with the corresponding increase in goodwill relate to prior financial periods.
Cash flow impact for changes to goodwill
The cash flow impact for changes to goodwill includes US$1,078 for GPMS and presented under cash flow from investing activities in the statement of cash flow as "Acquisition of subsidiaries, net of cash acquired". The remaining amount of US$ 60,147 represents non-cash changes to goodwill.
Tax impacts of goodwill recognized:
(i)Goodwill recognized for Moneda; Igah; Hanuman; Patria Asset Management; GPMS and Nexus are not deductible for tax purposes given the jurisdiction and/or specific tax regulations applicable to the acquiring companies for the transactions.
(ii)Goodwill arising from the acquisition of CSHG’s Real Estate business is not tax-deductible in Brazil, as the transaction did not involve the acquisition of a legal entity, as required by the local legislation. The acquisition was merged into PILTDA.
(iii)Goodwill arising from the acquisition of Tria is not deductible for tax purposes under Brazilian legislation as the goodwill is held by a non-operational holding company. To utilize the goodwill for tax purposes, 100% ownership in Tria is required, along with a corporate restructuring, such as a reverse merger with the operating company. However, due to Tria's status as a regulated energy trading company, such restructuring may be subject to regulatory constraints making the utilization of goodwill for tax purposes not feasible.
(iv)Goodwill recognized in VBI and the first tranche of Kamaroopin for interest held through Brazilian subsidiaries is not deductible for tax purposes until there is the absorption of the invested entity's assets due to a merger, split, and/or incorporation. Upon restructuring, the deferred tax will be recognized in line with the Brazilian tax laws and regulations.
Impairment considerations:
The Group performs an annual impairment test and when circumstances indicate that the carrying value of a cash generating unit may be impaired. The recoverable amounts of cash generating units ("CGUs") are based on value-in-use ("VIU") that is calculated using discounted cash flow models. Cash flow projections used in discounted cash flow models incorporate the most recent business plans, revenue generation, and the cost structure associated with each CGU after considering product‑level pipelines, historical fundraising cycles, investor behavior, and macro-economic conditions. The cash flow projections cover a period of five years plus an in-perpetuity value.
The following CGUs were tested for impairment together with most sensitive key assumptions used in the VIU calculations for the year ended December 31, 2025:

Key assumption	Credit	Infrastructure	Private Equity	GPMS	Public Equities	Real Estate	Energy trading

Growth rate	2.4%	2.6%	2.6%	2.4%	3.3%	4.3%	4.3%
Discount rate	12.3%	15.2%	15.2%	12.3%	13.6%	16.6%	10.2%

•Growth rate represents the terminal growth after 2030 and is based on the expected long-term growth in the relevant markets where each CGU operates.
•Discount rate represents the weighted average cost of capital that is calculated using the capital asset pricing model and incorporates a risk‑free rate based on the U.S. 10‑year Treasury bond, a market-related equity risk premium, and a beta calculated using a set of public comparables.
The most sensitive key assumptions used in the VIU calculations for the year ended December 31, 2025, are consistent with the assumptions used in the December 31, 2024, VIU calculations.
Based on the value-in-use as recoverable amount, no impairment losses on goodwill have been recognized for the years ended December 31, 2025, and 2024. Sensitivity analysis performed on key assumptions used in the impairment analysis of CGUs indicated no potential impairment loss.
During the year, the Group revised the operating structure to better reflect the manner in which operations are managed and performance is monitored. As a result, the composition of the Group’s CGUs changed and goodwill has been reallocated accordingly using a reasonable and consistent basis based on relative values.
The revised CGU structure applies from December 31, 2025. Comparative information has not been restated as it reflects the CGU structure in place in the prior year. Accordingly, comparative CGU disclosures are not directly comparable to those presented for the current year. The following tables present the composition of goodwill allocated to individual CGUs as of December 31, 2025, and 2024 (including the effects of CTA).

Cash generating unit	2025

Credit	152,524
GPMS	101,464
Infrastructure	2,750
Private Equity	36,391
Public Equities	48,515
Real Estate	90,453
Energy trading	8,029
Balance	440,126

Cash generating unit	2024	2025 CGU allocation

Moneda*	231,142	Credit/GPMS/Infrastructure/Public Equities/Real Estate
VBI	14,967	Real Estate
Igah	21,006	Private Equity
Kamaroopin	13,469	Private Equity
Patria Asset Management	12,511	Real Estate
GPMS	30,691	GPMS
Tria	5,382	Energy trading
CSHG	17,257	Real Estate
Nexus	9,533	Real Estate
Balance	355,958
*The goodwill recognized in the business combination with Moneda is allocated to verticals based on the percentage fee-earning assets under management allocated to each vertical.
(a)The table below depicts the breakdown of intangible assets by region:

Country	2025	2024

Brazil (i)	254,780	190,695
Cayman Islands	215,231	213,489
Chile (ii)	117,270	101,369
Colombia (iii)	81,308	60,062
Mexico	4,127	—
United Kingdom (iv)	149,258	125,876
United States of America	32	9,375
Other	2,145	—
Balance	824,151	700,866

    Intangible assets are allocated based on where the assets are located and include acquired intangible assets. For acquired intangible assets, the Group consider that the location of the intangibles is best reflected by the location of the manager of those assets.
i.Goodwill and intangible assets acquired allocated to Brazil include the impact from business combinations with VBI; Kamaroopin; Tria and CSHG. Furthermore, intangible assets acquired as asset acquisitions include BlueMacaw, Bari, Move, Genial and Vectis.
ii.Goodwill and intangible assets acquired allocated to Chile include the impact from Moneda for the acquisition of MAM I.
iii.Goodwill and intangible assets acquired allocated to Colombia include the impact from business combinations with Patria Asset Management and Nexus.
iv.Goodwill and intangible assets acquired allocated to the United Kingdom include the impact from the carve-out acquisition of GPMS.